Cover	May 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 01, 2024
Entity File Number	000-56432
Entity Registrant Name	Wellings Real Estate Income Fund
Entity Central Index Key	0001922947
Entity Tax Identification Number	88-6163167
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	14805 Forest Road
Entity Address, Address Line Two	Suite 203
Entity Address, City or Town	Forest
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	24551
City Area Code	800
Local Phone Number	844-2188
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false